Exhibit 99.1

EXECUTIVE SUMMARY
Third Party Due Diligence Review

Overview

Digital Risk, LLC (“Digital Risk”), a third party due diligence provider, performed the review described below on behalf of its client, Oceanview Acquisitions I, LLC. and/or its affiliates. (“Client”). The review included a total of 418 newly originated residential mortgage loans, in connection with the securitization identified as OCMT 2021-4 (the “Securitization”). The review began on March 10, 2021, and concluded on August 24, 2021.

Scope of Review

Credit Review

Digital Risk performed a “Credit Review” to verify compliance with guidelines in effect at the time of loan origination, or other guidelines provided by Client prior to review, and ensure the characteristics used by the underwriter are supported by the file documentation; and determine whether any loans outside of those guidelines contain legitimate and approved exceptions with compensating factors.

The Credit Review attempted to confirm the following:

a.	QM or ATR Validation / Review of 8 Key Underwriting Factors
i.	Income / Assets
●	Validate borrower(s) monthly gross income
●	Validate funds required to close, required reserves
●	Review file documentation for required level of income and asset verifications
ii.	Employment Status
●	Review file documentation for required level of employment
iii.	Monthly Mortgage Payment
●	Confirm program, qualifying rate, terms
iv.	Simultaneous Loans
●	Validate all concurrent loans are included in the DTI to properly assess the ability to repay
v.	Mortgage Related Obligations: PITI, HOA, PMI, etc.
●	Validate subject loan monthly payment (PITI) and associated obligations
vi.	Debts / Obligations
●	Validate monthly recurring liabilities
vii.	DTI and/or Residual Income
●	Validate debt-to-income ratio (DTI) based upon income and debt documentation provided in the file
●	Documentation meets Appendix Q requirements for QM Loans
viii.	Credit History
●	Review credit report for credit history and required credit depth including any / all inquiries
●	Determine representative credit score from credit report
b.	Validate loan-to-value (LTV) and combined loan-to-value
c.	Review borrower's occupancy
d.	Validation through third party resource of the subject properties most recent twelve (12) month sales history

e.	Confirm sufficient evidence in loan file, by reviewing the underwriter’s decision to approve the loan based upon the borrows income, debt, and credit history, to support borrower's willingness and ability to repay the debt
f.	Confirm that Final 1003 is sufficiently completed
g.	Provide Audit 1008 with accurate data based on file documentation
h.	Confirm Loan Approval conditions were met
i.	Review condominium questionnaire to verify all information is complete, prepared by an authorized representative, and address any red flags that may deem condominium project ineligible

Compliance Review

Digital Risk performed a “Compliance Review” to the RMBS 3.0 TRID Compliance Scope to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with applicable regulatory requirements as noted below, each as amended, restated and/or replaced from time to time. The Compliance Review included the following:

a.	Test Loan Estimate(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations
b.	Test Closing Disclosure(s) for accuracy and completeness as well as timing requirements as required by TRID Regulations
c.	Tolerance Testing
i.	Compare Loan Estimate and Closing Disclosures
ii.	Identify Tolerance Violations and applicable cost to cure
d.	Comprehensive review of Closing Disclosure to determine transaction accuracy
e.	Recalculation of APR and Finance Charge
f.	Testing of:
i.	Federal High Cost Mortgage provisions
ii.	Federal Higher Priced Mortgage Loans provisions
iii.	Local and/or State Anti-predatory and High Cost provisions
iv.	HOEPA Points and Fees
g.	Determine whether specified federal disclosures were provided timely based upon comparison of the application date to the dates on such disclosures
i.	Service Provider List
ii.	Home Ownership Counseling Disclosure
iii.	ARM Disclosure
h.	Compliance with QM as it relates to:
i.	APR Test
ii.	Points & Fees Test
iii.	Prepayment Penalty Test
iv.	Product Eligibility Testing
i.	Notice of Right to Cancel (Rescission) Review
i.	Confirm transaction date, expiration date, and disbursement date
ii.	Confirm document is properly executed by all required parties to the transaction
iii.	Confirm the correct Right of Rescission document was executed for the transaction type

j.	Confirm through NMLS the loan originator and originating firm's license status was active and properly disclosed on appropriate loan documents
k.	Check the Loan participants against the exclusionary list provided by Client or by the purchaser of the Loan(s)
l.	Review closing documents to ensure that the Mortgage Loan information is complete, accurate, and consistent with other documents; Confirm collateral documents have been recorded or sent for recording

The Compliance Review did not include any federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Digital Risk are dependent upon its receiving complete and accurate data regarding the loans from loan originators and other third parties upon which Digital Risk is relying in reaching such findings.

Valuation Review

Digital Risk performed a “Valuation Review,” which included the following:

a.	Review original appraisal, determination that property is in "average" condition or better, or property requires cosmetic improvements (as defined by the appraiser) that do not affect habitability. Should an area of concern be identified with the condition of the property, Digital Risk will alert Client.
b.	Review appraisal, determination that property is completely constructed and appraisal is on an “as is basis,” or property is identified as not completely constructed by originating appraiser.
c.	Review and determine if the appraisal report was performed on appropriate GSE forms and if the appraiser indicated in the body of the subject appraisal that the appraisal conforms to USPAP standards.
d.	Review and determine the relevance of the comparable properties and ensure that a rational and reliable value was provided and supported as of the effective date of the Origination Appraisal.
e.	Review adjustments (line item, net and gross adjustments) to ensure they are reasonable.
f.	Ensure that the appraisal conforms to the guidelines provided from the Client.
g.	Review appraisal to ensure all required documents were included.
h.	Review location map provided within the appraisal for external obsolescence.
i.	Ensure highest and best use and zoning complies with guidelines.
j.	Confirm there are no marketability issues that affect the subject property.
k.	Ensure subject property does not suffer any functional obsolescence.
l.	Where applicable, determine if the file did not contain the appraisal or other valuation method and a review could not be performed.
m.	Additional valuation products (CDA’s) were obtained to confirm the value was supported within 10% tolerance. This population was obtained by the client and ordered by Digital Risk.

Digital Risk applied a cascade methodology to determine if the original appraised value was reasonably supported when compared to an independent third party valuation product.

Data Discrepancy Report

As part of the Credit and Compliance Reviews, Digital Risk captured data from the source documents and compared it to a data tape provided by Client. Digital Risk provided Client a Data Discrepancy Report which shows the differences between the tape data and the data captured by Digital Risk during the diligence process. Tape values that are blank indicate that the data was not provided on the provided data tape but Digital Risk captured it during the review. The table below reflects the discrepancies inclusive of the blank data fields.

Fields Reviewed	Discrepancy Count	Percentage
Amortization Term in Months	1	0.24%
Appraised Value	88	21.05%
CLTV	42	10.05%
Loan Purpose	2	0.48%
LTV	36	8.61%
Occupancy Type	1	0.24%
Original Interest Rate	3	0.72%
Original Loan Amount	23	5.50%
Originator Back-End DTI	194	46.41%
Property Type	79	18.90%
Qualifying FICO score at origination	35	8.37%
Sales Price	4	0.96%
Subject Street Address	1	0.24%
Subject Zipcode	4	0.96%

Summary of Results:

Overall Loan Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	354	$305739688.00	84.69%
Event Grade B	64	$59153615.00	15.31%
Event Grade C	0	$0.00	0.00%
Event Grade D	0	$0.00	0.00%
Total Sample	418	$364893303.00	100.00%
Credit Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	383	$331357343.00	91.63%
Event Grade B	35	$33535960.00	8.37%
Event Grade C	0	$0.00	0.00%
Event Grade D	0	$0.00	0.00%
Total Sample	418	$364893303.00	100.00%
Compliance Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	388	$337874648.00	92.82%
Event Grade B	30	$27018655.00	7.18%
Event Grade C	0	$0.00	0.00%
Event Grade D	0	$0.00	0.00%
Total Sample	418	$364893303.00	100.00%
Valuation Results:
Event Grade	Loan Count	Original Principal Balance	Percent of Sample
Event Grade A	413	$359370303.00	98.80%
Event Grade B	5	$5523000.00	1.20%
Event Grade C	0	$0.00	0.00%
Event Grade D	0	$0.00	0.00%
Total Sample	418	$364893303.00	100.00%

Exception Category Summary

The table below summarizes the individual initial exceptions along with the final overall exception level grade which carried an associated “A”, “B”, “C”, or “D” level exception grade. Exception Level Grades of “A” indicate an exception was initially cited by Digital Risk and subsequently cured by Client. One loan may have carried more than one exception. In such cases, the exception with the lowest grade would drive the loan grade for that particular area of the review. The overall loan grade is the lowest grade for any one particular review scope (ex. a loan with a Compliance Grade of “B”, a Credit Grade of “A”, and a Property Grade of “A” would receive an overall Loan Grade of “B”).

Exception Type	Exception Level Grade	Exception Category	Total
Credit	A	4506-T - Missing/Obtainable	6
		Appraisal - Other	1
		Appraisal - Repairs	1
		Assets - Bank Statements	4
		Assets - Cash to Close	3
		Assets - Cash to Close - Evidence of Liquidation	1
		Assets - Large Deposits/Unacceptable	1
		Assets - Minimum Reserves	10
		Assets - Source	3
		Borrower - Residency Alien Documentation	3
		Conflict of Interest	2
		Contract Addendum - Missing	1
		Contract Addendum - Missing Signature(s)	1
		Credit - Other	6
		Credit Missing - One or More Reports Missing	3
		Credit Report - Aged	1
		Credit Report - Alerts	1
		Credit Report - Inquiries	1
		Debts - Not Verified	15
		DTI - Exceeds Guidelines	3
		Final Application - Missing	5
		Final Application - Missing Signature	2
		Gift Letter - Missing	1
		Hazard Insurance - Missing/Insufficient	7
		HELOC - Closure Letter	19
		Income - Business Tax Returns	3
		Income - Earnings Continuity	1
		Income - Employment Gaps	3
		Income - Employment History	7
		Income - Insufficient Documentation	6
		Income - Missing Balance Sheet	5
		Income - Missing P&L	6
		Income - Other	10
		Income - Other/Missing	14
		Income - Pay Stubs Missing	6
		Income - Rental Property/Missing Lease	1
		Income - Tax Return Documentation Incomplete	11
		Income - Tax Transcripts Missing	35
		Income - W2(s) Missing	5
		Liabilities - Derogatory Credit Event	1
		Liabilities - Excluded Debts	2
		Liabilities - Missing Debts/ DTI Exceeds Tolerance	2
		Liabilities - Missing Debts/DTI Within Tolerance (43%)	2
		Liabilities - Mortgage Payment History	1
		Mortgage History - Missing/Incomplete	22
		No Credit Findings	239
		Program Parameters - Cash-Out Amount	2
		Program Parameters - Credit Score	1
		Rental Property - Appendix Q	4
		Subordination Agreement - Missing	1
		Subordination Note - Missing	1
		Tax Payer First Act Disclosure - Missing	6
		Tax Payer First Act Disclosure - Not Signed	3
		Title Commitment - Incorrect	1
		Title Commitment - Missing/Incomplete	1
		Verification - Employment History	1
		Verification Documentation - VOE Self-Employed/Missing	7
		Verification Documentation - VOE/Missing	1
		Verification Documentation - VOR	7
		Verification Documentation - VVOE Salaried/Aged	4
		Verification Documentation - VVOE Salaried/Missing	6
		Total Credit Grade (A) Exceptions:	529
	B	4506-T - Missing/Obtainable	1
		Assets - Cash to Close	1
		Assets - Minimum Reserves	4
		Credit - Other	4
		Credit Report - Minimum Trade Lines	3
		Income - Employment Gaps	2
		Income - Insufficient Documentation	1
		Income - Missing Balance Sheet	1
		Income - Missing P&L	7
		Income - Other	1
		Income - Other/Missing	2
		Income - Tax Transcripts Missing	1
		Liabilities - Mortgage Payment History	1
		Program Parameters - DTI	2
		Program Parameters - Financed Properties	1
		Program Parameters - Loan Purpose	1
		Program Parameters - LTV	5
		Program Parameters - Occupancy	2
		Program Parameters - Property Type	1
		Total Credit Grade (B) Exceptions:	41
	Total Credit Exceptions:		570

Exception Type	Exception Level Grade	Exception Category	Total
Compliance	A	HMDA - Government Monitoring	2
		HOC - Missing	5
		No Compliance Findings	318
		Note - Missing	1
		Note - Missing Signature	1
		ROR - Missing	2
		ROR - Timing	5
		ROR- Incorrect Form/New creditor (H8) version required	1
		ROR- Incorrect Form/Same creditor (H9) version required (circuits 2nd, 5th, 7th, 8th, 9th, 10th, District of Columbia)	1
		Security Instrument - Inaccurate	2
		Security Instrument - Missing	2
		Security Instrument - Missing Rider/Addendum	2
		State Disclosure - Maryland Net Tangible Benefit Worksheet/Missing	5
		State Disclosure - Texas Fair Market Value of Homestead Property Acknowledgement/Missing	1
		TRID - 10% Tolerance Violation (Disclosure Timing Fail)	2
		TRID - 10% Tolerance Violation (No COC - Date Indeterminable)	1
		TRID - CD - Closing Information/Closing Date	2
		TRID - CD - Closing Information/Disbursement Date	2
		TRID - CD - Closing Information/File number Info	1
		TRID - CD - Closing Information/Property Address	1
		TRID - CD - Incomplete / Inaccurate - Rescindable Transaction	1
		TRID - CD - Incorrect Section	10
		TRID - CD - Loan Disclosures/Escrow Account	4
		TRID - CD - Section B incorrect payee	11
		TRID - CD - Settlement Agent License	3
		TRID - CD - Transaction Information/Seller Info	4
		TRID - CD/Lender Credits that Cannot Decrease (No COC - Date Undeterminable)	2
		TRID - CD/Payee Not Listed	8
		TRID - Initial CD/Delivery Date (prior to consummation) Non- Rescindable	3
		TRID - Initial CD/Delivery Date (prior to consummation)- Rescindable	4
		TRID - Initial LE/Delivery Date (from application)	2
		TRID - LE/Missing	1
		TRID - LE/Revised Delivery Date and Rate Lock	1
		TRID - LE/Revised LE Delivery Date (prior to consummation)	1
		TRID - Seller CD/Missing	1
		TRID - SPL/Inaccurate	1
		TRID - SPL/Missing	4
		TRID - Zero Tolerance Violation (Disclosure Timing Fail)	2
		TRID - Zero Tolerance Violation (No COC - Date Undeterminable)	2
		TRID - Zero Tolerance Violation (No Valid COC)	7
		TRID - Zero Tolerance Violation (Revised Disclosure Late)	2
		Total Compliance Grade (A) Exceptions:	431
	B	HMDA - Government Monitoring	1
		ROR - Timing	1
		ROR- Incorrect Form/Same creditor (H9) version required (circuits 2nd, 5th, 7th, 8th, 9th, 10th, District of Columbia)	2
		State Testing - Prohibited Fees	1
		TRID - 10% Tolerance Violation (No COC - Date Indeterminable)	1
		TRID - 10% Tolerance Violation (No Valid COC)	1
		TRID - CD - $100 Tolerance Threshold/Non-Rescindable	2
		TRID - CD - Incorrect Section	2
		TRID - CD - Revised CD Delivery Date (No Waiting Period)	1
		TRID - CD/Payee Not Listed	1
		TRID - Initial CD/Delivery Date (prior to consummation)- Rescindable	1
		TRID - Zero Tolerance Violation (No COC - Date Undeterminable)	3
		TRID - Zero Tolerance Violation (No Valid COC)	13
		Total Compliance Grade (B) Exceptions:	30
	Total Compliance Exceptions:		461

Exception Type	Exception Level Grade	Exception Category	Total
Valuation	A	Appraisal - Completed subject-to however, completion escrow not released	1
		Appraisal - Dated without recertification of value	1
		Appraisal - Incomplete	2
		Appraisal - Missing	1
		Appraisal - Other	4
		Appraisal - Value is not supported within 10% of original appraisal amount	42
		Appraisal - Value is supported within 10% of original appraisal amount	373
		Total Valuation Grade (A) Exceptions:	424
	B	Appraisal - Completed subject-to however, completion escrow not released	1
		Appraisal - Value is not supported within 10% of original appraisal amount	1
		Property - Land size outside of guidelines	2
		Property - Land value exceeds 30%/Unacceptable	1
		Total Valuation Grade (B) Exceptions:	5
	Total Valuation Exceptions:		429

Event Grade Definitions

Final Loan Grade
A	Loan meets Credit, Compliance, and Valuation Guidelines
B	The loan substantially meets published Client/Seller guidelines and/or eligibility in the validation of income, assets, or credit, is in material compliance with all applicable laws and regulations, and the value and valuation methodology is supported and substantially meets published guidelines.
C	The loan does not meet the published guidelines and/or violates one material law or regulation, and/or the value and valuation methodology is not supported or did not meet published guidelines.
D	Loan is missing documentation to perform a sufficient review.

Credit Event Grades
A	The loan meets the published guidelines without any exceptions. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
B	The loan substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding published guidelines. The employment, income, assets and occupancy are supported and justifiable. The borrower’s willingness and ability to repay the loan is documented and reasonable.
C	The loan does not substantially meet the published guidelines. There are not sufficient compensating factors that justify exceeding the published guidelines. The employment, income, assets or occupancy are not supported and justifiable. The borrower’s willingness and ability to repay the loan were not documented or are unreasonable.
D	There was not sufficient documentation to perform a review or the credit file was not furnished.

Compliance Event Grades
A	The loan is in compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties.
B	The loan is in material compliance with all applicable laws and regulations. The legal documents accurately reflect the agreed upon loan terms and are executed by all applicable parties. Client review required.
C	The loan violates one material law or regulation. The material disclosures are absent or the legal documents do not accurately reflect the agreed upon loan terms or all required applicants did not execute the documents.
D	There was not sufficient documentation to perform a review or the required legal documents were not furnished.

Valuation Event Grades
A	The value is supported within 10% of the original appraisal by the AVM or there are other supporting documents in the originators loan file package (CDA, Field Review or Second Appraisal). The appraisal was performed on an "as-is" basis and the property is complete and habitable at origination. The appraiser was appropriately licensed and used GSE approved forms.
B	The value is not supported within 10% of the original appraisal by the AVM and there are no other valuation support documents in the loan file provided by the Seller. The valuation methodology substantially meets the published guidelines but reasonable compensating factors were considered and documented for exceeding guidelines. The appraisal was performed on an "as-is" basis and the property is complete and habitable. The appraiser was appropriately licensed and used GSE approved forms.
C	The value is not supported within 10% of the original appraisal. The valuation methodology did not meet the published guidelines and there were not sufficient compensating factors for exceeding published guidelines. The property is in below “average” condition or the property is not complete or requires significant repairs. The appraisal was not performed on an “as is” basis. The appraiser was not appropriately licensed or did not use GSE approved forms.
D	The file was missing the appraisal or there was not sufficient valuation documentation to perform a review.